SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - ECOLAB SAVINGS PLAN AND ESOP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	41-0231510
Plan number	003
Notes receivable from participants	$ 53,540	$ 49,907
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 01, 2040
Total assets	$ 4,629,491
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	3.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates of notes receivable from participants	10.00%
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Mutual Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:AmericanFundsEuropacificGrowthFundMember
Investment current value type	Registered investment companies
Current Value	$ 94,343
Investment, Identifier [Axis]: Dodge & Cox Income Fund Mutual Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:DodgeCoxIncomeFundMember
Investment current value type	Registered investment companies
Current Value	$ 96,219
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Mutual Fund Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:DodgeCoxStockFundMember
Investment current value type	Registered investment companies
Current Value	$ 158,070
Investment, Identifier [Axis]: Ecolab Inc Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	Ecolab Inc.
Investment current value type	Common stock
Current Value	$ 598,967
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Ecolab Stock Fund Cash and Cash Equivalents
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	Ecolab Inc.
Investment current value type	us-gaap:CashAndCashEquivalentsMember
Current Value	$ 5,109
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Fidelity MIP II Class 3 Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:FidelityMipIiClass3Member
Investment current value type	Common/collective trusts
Current Value	$ 107,994
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Fidelity US Bond Index Commingled Pool Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:FidelityUsBondIndexCommingledPoolMember
Investment current value type	Common/collective trusts
Current Value	$ 100,560
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Harbor Capital Appreciation Fund Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:HarborCapitalAppreciationFundMember
Investment current value type	Common/collective trusts
Current Value	$ 240,699
Investment, Identifier [Axis]: SMID Cap Research Equity (Series 1) Portfolio Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:SmidCapResearchEquitySeries1PortfolioMember
Investment current value type	Common/collective trusts
Current Value	$ 95,538
Investment, Identifier [Axis]: Spartan 500 Index Fund Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:Spartan500IndexFundMember
Investment current value type	Common/collective trusts
Current Value	$ 911,572
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Spartan Extended Market Index Fund Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:SpartanExtendedMarketIndexFundMember
Investment current value type	Common/collective trusts
Current Value	$ 212,163
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: Spartan Global Ex US Index Fund Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:SpartanGlobalExUsIndexFundMember
Investment current value type	Common/collective trusts
Current Value	$ 149,079
Asset held for investment, party-in-interest	true
Investment, Identifier [Axis]: State Street Target Retirement 2025 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2025FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 110,800
Investment, Identifier [Axis]: State Street Target Retirement 2030 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2030FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 275,551
Investment, Identifier [Axis]: State Street Target Retirement 2035 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2035FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 210,153
Investment, Identifier [Axis]: State Street Target Retirement 2040 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2040FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 373,096
Investment, Identifier [Axis]: State Street Target Retirement 2045 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2045FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 211,829
Investment, Identifier [Axis]: State Street Target Retirement 2050 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2050FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 201,869
Investment, Identifier [Axis]: State Street Target Retirement 2055 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2055FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 137,881
Investment, Identifier [Axis]: State Street Target Retirement 2060 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2060FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 86,296
Investment, Identifier [Axis]: State Street Target Retirement 2065 Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirement2065FundMMember
Investment current value type	Common/collective trusts
Current Value	$ 26,427
Investment, Identifier [Axis]: State Street Target Retirement Income Fund M Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:StateStreetTargetRetirementIncomeFundMMember
Investment current value type	Common/collective trusts
Current Value	$ 82,511
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal Money Market Fund Admiral Shares Money Market Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:VanguardCashReservesFederalMoneyMarketFundAdmiralSharesMember
Investment current value type	Registered investment companies
Current Value	$ 89,218
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund Investor Shares Money Market Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	ecl:VanguardFederalMoneyMarketFundInvestorSharesMember
Investment current value type	Registered investment companies
Current Value	$ 7
Registered investment companies
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	437,857
Common/collective trusts
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 3,534,018